UNITED STATES

                SECURITIES AND EXCHANGE COMMISSION

                      Washington, D.C.  20549

                            FORM N-CSR

       CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                       INVESTMENT COMPANIES

          Investment Company Act file number:  811-6520

                         MANAGERS TRUST I
        (Exact name of registrant as specified in charter)

          40 Richards Avenue, Norwalk, Connecticut 06854
       (Address of principal executive offices)  (Zip code)


                     The Managers Funds LLC
         40 Richards Avenue, Norwalk, Connecticut 06854
             (Name and address of agent for service)

Registrant's telephone number, including area code:  (203) 857-5321

Date of fiscal year end:        MARCH 31, 2003

Date of reporting period:       MARCH 31, 2003


ITEM 1.  REPORT TO SHAREHOLDERS
===============================

                  Annual Report
                 March 31, 2003

                 [LOGO OMITTED]


		The Managers Funds
		------------------

		U.S. Stock Market
		    Plus Fund


access to excellence

							Begins
							  on
							 page
							------

		Table of Contents
		-----------------
Letter to Shareholders					   1

Investment Manager Comments and
 Schedule of Portfolio Investments			   3

Financial Statements
 Statement of Assets & Liabilities		          10
  Fund balance sheet, Net Asset Value (NAV) per share
   computation and related components
 Statement of Operations			          11
  Detail of sources of income, Fund expenses, and realized
   and unrealized gains (losses) during the fiscal year
 Statement of Changes in Net Assets		          12
  Detail of changes in Fund assets for the past two
   fiscal years

Financial Highlights				          13
  Historical net asset values per share, distributions,
   total returns, expense ratios, turnover ratios and
   total net assets for the Fund

Notes to Financial Statements			          14
  Accounting and distribution policies, details of
   agreements and transactions with Fund management
   and description of certain investment risks

Report of Independent Accountants		          21

Trustees and Officers				          22



Founded in 1983, The Managers Funds offers individual and institutional investors the experience and discipline of some of the world's most highly regarded investment professionals.

Letter to Shareholders
---------------------------------------------------------------
Dear Fellow Shareholders:

The past year has proven to be an extremely difficult environment for investors, as uncertainties about everything from the reliability of corporate reporting to the solidarity of the United Nations increased. For much of 2002, the markets were forced to digest an ever-increasing spate of revelations of corporate mismanagement and fraud. In addition, increasing terrorist activity in the Middle East added political uncertainty to the range of outcomes that investors needed to factor into their forecasts. As 2002 progressed into 2003, investors, it seemed, dispensed with bottom-up fundamentals all together and focused exclusively on the impending war with Iraq. Day by day, the markets moved as a result of changing perceptions about the likelihood, duration and outcome of military conflict. While this was understandable, it added to the challenge in that it obscured many of the other important factors that typically drive investment decisions. In addition, uncertainty about the war impeded the progress of the economy, as business managers remained conservative in terms of capital expenditures and hiring, while consumers seemed to curb their spending.

Because it is so closely tied to the performance of the S&P 500 Index, the Fund performed quite poorly during the 12 months ended March 31, 2003. While the S&P 500 returned -24.76% (with dividends reinvested), the Fund returned -25.71%. Since it is the goal of the Fund to outperform this benchmark regardless of the environment, we are disappointed with this result. As you know, the principal investments within this portfolio are mortgage securities. The equity market returns come as a result of futures contracts (and other similar instruments) designed to exactly match the performance of the S&P 500. Any increase or decline in the Fund's return relative to this index comes as a result of the mortgage portfolio's return relative to the return of U.S. Treasury securities. Virtually all of the Fund's underperformance for the year occurred during a period from June through October when a significant flight to safety drove returns for U.S. Treasury securities ahead of virtually all other financial assets, including mortgage securities. A more detailed description of the Fund's investment policies and an analysis of the performance for the year are included within this report.

We are currently in the process of circulating proxy materials seeking shareholder approvals related to a few significant changes to this Fund's investment strategy. On the broadest level, the goals of the Fund will change only slightly. Where its current goal is to approximate yet improve upon the return of the S&P 500, its future goal, if we obtain the necessary shareholder approvals and certain other conditions are met, will be to improve upon the return of the Russell 3000 Index. Although the Russell 3000 is a more diversified index, it, like the S&P 500, is dominated by large capitalization companies. Over the past one-year period the returns for these two indices differed by only 0.10%. The difference over various longer time periods (annualized) has typically been within 1.0%, with the Russell 3000 having the advantage in periods when smaller capitalization companies have outperformed. Thus, the goal will essentially remain the same.

---------------------------------------------------------------
The proposed investment strategy, however, is significantly different from the current strategy in certain respects. As described above, the Fund's current policy is to invest principally in mortgage securities and achieve equity market exposure through the use of futures and other derivative instruments. If approved, the future strategy will be to invest directly in equity securities, and to manage transactions in an effort to minimize taxable distributions to shareholders. The proposed sub-advisor, First Quadrant, L.P. has been implementing this strategy for corporate and high net worth clients since 1997. All of the proposals as well as a description of First Quadrant's investment strategy are detailed in the proxy, which we encourage you to read in its entirety. In addition, we ask that you please vote your proxies for it is important that all shareholders are represented.

Should you have any questions about this report or the proposed changes to the Fund, please feel free to contact us at 1-800-835-3879, or visit our website, www.managersfunds.com. We thank you for your investment.


Sincerely,

/s/ Peter M. Lebovitz
---------------------
Peter M. Lebovitz
President
Managers AMG Funds


/s/ Thomas G. Hoffman
----------------------
Thomas G. Hoffman, CFA
Director of Research
The Managers Funds

-----------------------------------------------------------------
Managers U.S. Stock Market Plus Fund
Portfolio Manager Comments
-----------------------------------------------------------------
The Managers U.S. Stock Market Plus Fund
----------------------------------------
The Managers U.S. Stock Market Plus Fund ("Stock Market Plus") seeks to provide a total return exceeding that of the S&P 500
Index without additional market risk. The Fund invests primarily in an actively managed portfolio of fixed-income securities and maintains positions in S&P 500 futures, swaps, options and similar investments. The Fund does not invest principally in the common stocks that make up the S&P 500 Index or any other index. The Managers Funds LLC ("TMF") currently utilizes a single independent sub-advisor, Smith Breeden Associates, Inc. ("Smith Breeden") to manage the portfolio. John Sprow, of Smith Breeden, has been managing the portfolio since the Fund's inception in 1992.

The Portfolio Manager
---------------------
John and the portfolio management team at Smith Breeden specialize in analyzing and investing in mortgage-backed and corporate securities. Through careful analysis and comparison of the characteristics of these securities, such as type of issuer, coupon, maturity, geographic structure, and historic and prospective prepayment rates, John seeks to buy relatively undervalued securities. Using index futures and/or swaps, an investor can replicate an investment in the actual stocks within an index such as the S&P 500. Instead of buying the shares outright, an investor only needs to put aside a small portion of the value of the shares (called a margin) to cover changes in prices. Thus, most of the assets in the portfolio can be used to buy other securities. As it typically works out, an investment in index futures along with an appropriate portion of cash invested in short-term U.S. Treasury securities will have risk and return parameters that are almost identical to the index. John Sprow and the portfolio managers at Smith Breeden believe that if they can consistently exceed the performance of short-term Treasury securities by investing in mortgage and corporate securities, they can use this technique to create a portfolio that will have a return pattern very similar to the S&P 500, but slightly better-an enhanced index. Specifically, John buys enough futures and swaps contracts on the S&P 500 to replicate an actual investment in the stocks with the entire portfolio. He then uses his expertise in fixed-income securities to construct a portfolio that he believes will outperform a similarly structured portfolio of Treasury securities. Finally, he hedges most of the interest rate volatility by selling (shorting) interest rate futures contracts. The result is a bond portfolio that acts similarly to the stock market. In this way, investors can utilize John Sprow's bond picking prowess within an equity allocation.

The Year in Review
------------------
U.S. equity prices fell steeply over the year ended March 31, 2003. Investors had to deal with a lot of bad news and uncertainty during the twelve months, and the breadth of the market's decline reflected those factors. The S&P 500 declined 24.8%, with little opportunity for gains either stylistically or among the various sectors that make up the index. The S&P 500\BARRA Growth Index fell 23.6% while its value counterpart fell 26.2%. Also, every sector within the S&P fell at least 17% over those twelve months. It was the only 12-month period since S&P started tracking the data in 1989 that each sector within the S&P 500 fell by 10% or more. The reasons for the declines, as mentioned above, were many. In the second and third quarters of 2002, for instance, there was a growing list of accounting probes, fraud, tax evasion, insider trading, research misguidance, and Chapter 11 headlines. The loss of over 28% during the second and third quarters was the S&P
500's worst six-month

-----------------------------------------------------------------
Managers U.S. Stock Market Plus Fund
Portfolio Manager Comments (continued)
-----------------------------------------------------------------
decline since the bear market of 1974. The market rallied during the fourth quarter and into early 2003, as investors put an optimistic spin (as we now look back) on some reports on economic activity and corporate profitability. The hope was that three consecutive annual declines in equity prices would be enough.
The S&P rose over 20% from early October through mid-January. Unfortunately, non-economic factors, including the war in Iraq, North Korea, and SARS, cut the rally short. Also, the economic news released late in the first quarter was universally disappointing. Thus, the aggregate decline in share prices for these twelve months was broad, and yet it also contained considerable volatility.

The U.S. bond market was the beneficiary of the "flight to quality" that resulted from the drop in share prices and volatility in the equity market. U.S. Treasury yields declined in the twelve months ended March 2003, with the middle portion of the yield curve (2-5 years) having the largest drops. Rates at the end of the first quarter were as low as they have been in years. The monthly average yield of the 10-year Treasury bond, for example, was it's lowest since 1961. The Lehman Brothers Aggregate Index returned 11.7% during the period. An analysis of returns by sector and duration shows that long government bonds were the securities to own. The LB Long Government Index rose over 20% during the year.

While the poor economic backdrop and reduced inflation expectations were good for interest rates in general, they were not as good for corporate bonds. The LB U.S. Credit Index, though up over 13%, lagged the performance of like-duration Treasuries by a wide margin. Other "spread sectors" also lagged behind Treasuries. Asset -backed securities (ABS) returned "only" 9.7%. While fixed-rate mortgage-backed securities (MBS) outperformed like-duration
Treasuries, they rose just 8.7%. High-yield bonds gained just over 4%. The securitized assets (ABS and MBS) were soft primarily because the decline in interest rates resulted in faster prepayments. As consumers pay back their loans faster, bondholders receive their principal faster than they anticipated, thus collecting less interest (and making the bonds less valuable). In addition, these cash flows then need to be reinvested at lower prevailing interest rates. The high yield sector, meanwhile, was especially susceptible to the tougher economic environment and volatility in aggregate corporate credit quality. The best performing spread sector was commercial mortgage-backed securities (CMBS), which rose 16% during the twelve months.

Within this backdrop, Managers U.S. Stock Market Plus Fund declined 25.7% in the 12 months ended March 2003. This was 0.95% below the benchmark return for the same period. While the manager hopes to add value above the return of the index, such a magnitude of decline would be impossible to overcome even in the most favorable environment for debt securities. Considering the manager's investment philosophy and process, the magnitude of underperformance, while unwelcome, was understandable. As discussed, Treasuries outperformed most other sectors of the bond market during this period. Smith Breeden's basic strategy of investing in mortgages, asset-backed, and corporate securities, while shorting Treasuries to neutralize the portfolio's duration would be expected to underperform in such an environment.

This could have been worse had the manager not become a bit more defensive heading into 2002. As we noted in the previous Annual Report (dated March 2002), portfolio manager John Sprow "reduced the MBS weight due to the recent performance of the MBS sector and the belief that volatility is unlikely to drop much further." In

-----------------------------------------------------------------
Managers U.S. Stock Market Plus Fund
Portfolio Manager Comments (continued)
-----------------------------------------------------------------
addition, Sprow began to invest more in mortgages with less sensitivity to prepayments, including shorter maturity and reperforming securities. Reperforming MBS, although still fully backed by the agency that issues them, have significantly different credit standings and thus significantly different prepayment rates than generic MBS. Thus, the portfolio was not impacted by the rise in prepayments as much as it might have been. Also, Sprow emphasized the high quality CMBS sector throughout the year, which was a rewarding investment decision.

Looking Ahead
-------------
The overall posture of the Fund remains defensive heading into the second quarter of 2003: a higher allocation to generic agency notes, and an emphasis on CMBS and ABS among the spread sectors. Also, Sprow continues to emphasize MBS with low sensitivity to prepayments.

Cumulative Total Return Performance:
------------------------------------
Stock Market Plus's cumulative total return is based on the daily change in net asset value ("NAV"), and assumes that all distributions were reinvested. The S&P 500 Index consists of 500 stocks chosen by Standard & Poor's for market size (generally the largest market value within their industry), liquidity (trading volume is analyzed to ensure ample liquidity and efficient share pricing), and industry group representation (representing important industry segments within the U.S. economy). It is a market value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index assumes reinvestment of dividends. This chart compares a hypothetical $10,000 investment made in Stock Market Plus on March 31, 1993 to a $10,000 investment made in the S&P 500 for the same time period.
Past performance is not indicative of future resuults.



                  [GRAPH OMITTED]

		Value of $10,000 Investment
		---------------------------
		Stock Market
Year End	Plus		S&P 500 Index
--------	-----------	-------------
March 31, 1993	$10,000		$10,000
March 31, 1994	$10,222		$10,147
March 31, 1995	$11,975		$11,727
March 31, 1996	$15,845		$15,491
March 31, 1997	$19,237		$18,563
March 31, 1998	$28,030		$27,473
March 31, 1999	$32,843		$32,544
March 31, 2000	$37,738		$38,383
March 31, 2001	$29,258		$30,063
March 31, 2002 	$21,964		$22,673



The table below shows the average annual total returns for U.S.
Stock Market Plus and the S&P 500 Index for the one-year, five-year and 10-year periods ending March 31, 2003.


Average Annual Total Returns: 	1 Year 	5 Years 10 Years
-----------------------------	------	-------	--------
Stock Market Plus 		-25.71% -4.78% 	8.18%
S&P 500 Index	 		-24.76% -3.77% 	8.53%




-----------------------------------------------------------------
Managers U.S. Stock Market Plus Fund
Schedule of Portfolio Investments
-----------------------------------------------------------------
March 31, 2003

						Principal
						Amount		Value
						----------	----------
U.S. Government Agency Obligations - 52.8% (1)
 Federal Government Loan Mortgage Corp. - 16.5%
  FGLMC, 6.000%, 04/01/18 			$1,800,000 	$1,879,312
  FGLMC, 7.500%, 10/01/16 			   326,064 	   349,793
  FGLMC, 7.500%, 04/14/33 			 3,700,000 	 3,942,813
								 ---------
    Total Federal Government Loan Mortgage Corp. 		 6,171,918
								 ---------
 Federal Home Loan Mortgage Corporation - 0.3%
  FHLMC 15 Year, 5.500%, TBA 			   100,000 	   103,656
								 ---------
 Federal National Mortgage Association - 26.0%
  FNMA, 4.215%, 09/01/18 (2)			   127,323	   131,907
  FNMA, 4.250%, 07/15/07 			 4,600,000 	 4,874,918
  FNMA, 15 Year, 5.000%, TBA 			 3,000,000 	 3,073,125
  FNMA, 7.500%, 06/25/42 			   968,168 	 1,054,742
  FNMA IO Strip, 8.000%, 03/25/23
   through 11/01/23 				 3,226,938 	   546,163
  FNMA, 12.500%, 09/01/12 			    21,591 	    25,064
								 ---------
    Total Federal National Mortgage Association 		 9,705,919
								 ---------
 Government National Mortgage Association - 10.0%
  GNMA, 5.375%, 02/20/16 through 02/20/21 (2) 	 1,176,432 	 1,209,948
  GNMA, 5.625%, 12/20/17 			   910,222 	   937,717
  GNMA, 6.375%, 05/20/16 through 06/20/21 (2)	 1,256,344	 1,289,128
  GNMA, 6.750%, 09/20/21 (2)			   263,957	   271,351
								 ---------
    Total Government National Mortgage Association 		 3,708,144
								 ---------
     Total U.S. Government Agency Obligations
      (cost $19,602,479) 					19,689,637
								----------
Corporate Bonds - 61.6%
 Asset Backed - 50.4%
  American Airlines, Inc., 6.817%, 05/23/11 	   300,000 	   195,929
  Chase Funding Loan Acquisition, 1.000%,
   01/25/32 (2)					   160,000         157,975
  Chase Funding Loan Trust, 2.910%, 03/25/32 (2)   350,000 	   347,316
  Chase Funding Loan Trust, 3.408%, 11/25/30 (2) 1,000,000 	   996,298
  Continental Airlines, Inc., 7.707%, 04/02/21 	   782,822 	   640,652
  Countrywide Alternative Loan Trust, Series 1999-1
   Class A4, 6.750%, 06/01/29 			   693,328 	   695,526
  Countrywide Asset-Backed Certificates,
   6.565%, 11/25/31 				   800,000         864,964
  CS First Boston Mortgage Securities Corp.,
   2.293%, 12/05/12 				   584,084 	   583,558
  CS First Boston Mortgage Securities Corp.,
   6.550%, 11/19/07 				   600,000	   672,200
  FHLMC Structured Pass Through, 7.500%, 08/25/42  916,972         998,967
  First Union-Lehman Brothers Commercial Mortgage
   Trust, 7.380%, 04/18/07 			 1,800,000 	 2,053,690
  IMPAC CMB Trust, 2.755%, 10/25/31 		   647,076 	   641,414
  IndyMac ABS, Inc., 3.121%, 12/25/32 		   825,000 	   823,385


The accompanying notes are an integral part of these financial statements.


-----------------------------------------------------------------
Managers U.S. Stock Market Plus Fund
Schedule of Portfolio Investments (continued)
-----------------------------------------------------------------

						Principal
						Amount		Value
						----------	----------
 Asset Backed (continued)
  IndyMac ABS, Inc., 3.159%, 05/25/33 		$  550,000 	$  540,436
  Long Beach Mortgage Loan Trust, 2.255%,
   07/25/31 through 09/25/31 (2) 		 1,490,000 	 1,455,271
  Morgan Stanley Dean Witter Capital I, 2.255%,
   01/25/32 					   800,000 	   772,872
  Nomura Asset Securities Corp., 6.590%,
   03/17/28 					 1,715,000 	 1,947,262
  Option One Mortgage Loan Trust, 2.080%,
   08/25/32 					 1,128,974       1,126,053
  Residential Asset Securities Corp., 1.555%,
   07/25/32 					 1,628,410 	 1,623,882
  Residential Asset Securities Corp., 8.035%,
   09/25/28 					   300,000         313,069
  Salomon Brothers Mortgage Securities VII,
   7.930%, 06/25/28 				   889,957 	   958,778
  Southern Pacific Secured Asset Corp., 1.505%,
   04/25/27					   106,713	   106,732
  United Airlines Inc., 6.201%, 09/01/08 	   400,000 	   295,562
								----------
    Total Asset Backed 						18,811,791
								----------
 Finance - 4.7%
  Gatx Financial Corp., 7.750%, 12/01/06 	   195,000 	   178,538
  Household Finance Corp., 6.500%, 01/24/06 	   275,000 	   299,482
  Old National Bank, 6.750%, 10/15/11 		   225,000 	   253,107
  SouthTrust Corp., 8.625%, 05/15/04 		   535,000 	   575,013
  Union Planters Corp., 6.250%, 11/01/03 	   150,000 	   153,798
  Washington Mutual Bank FA, 6.875%, 06/15/11 	   245,000 	   278,496
								 ---------
    Total Finance 						 1,738,434
								----------
 Industrials - 6.5%
  America West Airlines Inc., 7.105%, 04/02/21 	   347,953 	   353,173
  Black & Decker, 7.500%, 04/01/03 		   125,000 	   125,000
  Energy East Corp., 7.750%, 11/15/03 		   150,000	   153,693
  HCA Inc., 6.300%, 10/01/12 			   150,000 	   151,944
  Potash Corp., 7.750%, 05/31/11 		   350,000 	   416,386
  Safeway Inc., 7.250%, 09/15/04 		   250,000 	   267,359
  Santa Fe Pacific Corp., 8.625%, 11/01/04 	   280,000 	   304,030
  Union Pacific Corp., 7.600%, 05/01/05 	    75,000 	    82,836
  United Airlines Inc., 7.032%, 10/01/10 	   478,257 	   353,819
  WellPoint Health Networks, 6.375%, 06/15/06 	   200,000 	   220,790
								 ---------
    Total Industrials 						 2,429,030
								----------
 Total Corporate Bonds (cost $23,118,975) 			22,979,255
								----------
S&P 500 Swap - (1.8)%				  Notional
 Morgan Guaranty Trust Co. Swap, receive S&P	   Amount
  500 Index, Pay 3-Month LIBOR + 14 basis	  --------
  points, expires 03/23/04 (3)			$15,327,708 	  (670,248)
								----------


The accompanying notes are an integral part of these financial statements.


-----------------------------------------------------------------
Managers U.S. Stock Market Plus Fund
Schedule of Portfolio Investments (continued)
-----------------------------------------------------------------


						Shares		Value
						----------	----------
 Preferred Stock - 4.3% (3)
  Home Ownership Funding Corp.
	(cost $1,928,662) 			     2,700 	 1,592,501
								 ---------
 Short-Term Investments - 8.1%
   Other Investments Companies - 2.6%(4)
   JPMorgan Prime Money Market Fund,
    Institutional Class Shares, 1.18% 		   982,596 	   982,596
 JPMorgan Liquid Assets Money Market Fund,
  Institutional Class Shares, 1.24% 		       882 	       882
								   -------
    Total Other Investment Companies 				   983,478
								   -------
						   Principal
 						    Amount
 U.S. Government Agency Discount Notes-5.5% (5),(6)---------
  FNMA, 0.000%, 04/04/03 			    $75,000 	    74,993
  FNMA, 0.000%, 02/06/04 			  2,000,000 	 1,980,130
								 ---------
   Total U.S. Government Agency Discount Notes 			 2,055,123
								 ---------
     Total Short-Term Investments
       (cost $3,039,112) 					 3,038,601
								 ---------

Total Investments - 125.0% (cost $47,689,228) 			46,629,746
								----------
Other Assets, less Liabilities - (25.0)% 			(9,309,080)
								----------
Net Assets - 100.0% 					      $ 37,320,666
								----------

The accompanying notes are an integral part of these financial statements.


-----------------------------------------------------------------
Managers U.S. Stock Market Plus Fund
Notes to Schedule of Portfolio Investments
-----------------------------------------------------------------
The following footnotes and abbreviations are to be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

At March 31, 2003, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:



Fund 			Cost 		Appreciation 	Depreciation 	Net
----			----		------------	------------	------------
Stock Market Plus 	$47,689,228 	$673,529 	$(1,733,011) 	$(1,059,482)



(1) Mortgage-backed obligations and other assets are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. The interest rate shown is the rate in effect at March 31, 2003.

(2) Adjustable-rate mortgages with coupon rates that adjust periodically. The interest rate shown is the rate in effect at March 31, 2003.

(3) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2003, such securities represented 2.5% of net assets for Stock Market Plus.

(4) Yield shown for these investment companies represent the March 31, 2003, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

(5) Zero-coupon security.

(6) Security is held as collateral for futures transactions by J.P. Morgan Futures, Inc.

Security Ratings (unaudited)
----------------------------
The composition of debt holdings as a percentage of portfolio assets is as follows:


S&P/Moody's Ratings 	Gov't/AAA	AA 	A 	BBB 	BB 	B	Not Rated
-------------------	---------	----	----	----	----	----	---------
Stock Market Plus 	67.35% 		0.00% 	8.16% 	8.12% 	0.52% 	0.00% 	16.38%



Investments Abbreviations:
--------------------------
FGLMC: Federal Government Loan Mortgage Corp.
FNMA: Federal National Mortgage Association
GNMA: Government National Mortgage Association
IO: Interest Only
TBA: To Be Announced

The accompanying notes are an integral part of these financial statements.

-----------------------------------------------------------------
Managers U.S. Stock Market Plus Fund
Statement of Assets and Liabilities
March 31, 2003
-----------------------------------------------------------------




							 Managers
							U.S. Stock
							Market Plus
							   Fund
							-----------
Assets:
-------
 Investments at value* 					$46,629,746
 Cash 							      4,219
 Receivable for investments sold 			  2,045,313
 Receivable for Fund shares sold 			     12,411
 Dividends, interest and other receivables 		    316,843
 Prepaid expenses 					      8,693
							 ----------
  Total assets 						 49,017,225
							 ----------

Liabilities:
------------
 Payable for investments purchased 			 11,089,840
 Payable for Fund shares repurchased 			     29,599
 Payable for futures variation margin 			    484,213
 Interest payable-swap positions 			      4,024
 Investment advisory and management fee 		      7,441
 Other accrued expenses 				     81,442
  							 ----------
  Total liabilities 					 11,696,559
							 ----------

Net Assets 						$37,320,666
                                                        ===========

Shares outstanding 					  5,161,722
							 ----------
Net asset value, offering and redemption
 price per share 					      $7.23
                                                             ======
Net Assets Represent:
---------------------
 Paid-in capital 					$110,332,579
 Undistributed net investment income 			    (593,501)
 Accumulated net realized loss from
  investments, futures and option contracts 		 (69,629,669)
 Net unrealized depreciation of investments 		    (389,234)
 Net unrealized depreciation of futures and swaps 	  (2,399,509)
 							 -----------
Net Assets 						 $37,320,666
                                                         ===========

*Investments at cost 					 $47,689,228
 							 -----------


The accompanying notes are an integral part of these financial statements.


-----------------------------------------------------------------
Managers U.S. Stock Market Plus Fund
Statement of Operations
For the fiscal year ended March 31, 2003
-----------------------------------------------------------------


							 Managers
							U.S. Stock
							Market Plus
							   Fund
							-----------
Investment Income:
------------------
 Interest income 					$ 2,157,250
 Dividend income 					    288,414
							  ---------
 Total investment income 				  2,445,664
							  ---------
Expenses:
---------
 Investment advisory and management fees 		    344,871
 Interest expense 					    212,333
 Transfer agent 					    137,780
 Custodian 						     64,503
 Professional fees 					     25,677
 Registration fees 					     20,131
 Trustees fees and expenses 				      4,239
 Insurance    						      3,836
 Miscellaneous 						      8,543
							    -------
Total expenses before offsets 				    821,913
							    -------

Expense reimbursement 					   (174,725)
Expense reductions 					       (572)
							    -------
Net expenses 						    646,616
							    -------
Net investment income 					  1,799,048
							  ---------

Net Realized and Unrealized Gain (Loss):
----------------------------------------
 Net realized loss on investments
  and option contracts 					 (5,655,188)
 Net realized loss on futures contracts 		(12,202,898)
 Net unrealized appreciation
  of investments 					    929,692
 Net unrealized depreciation
  of futures and swap contracts 			 (2,291,217)
 Net realized and unrealized loss
  on investments 					(19,219,611)

Net Decrease in Net Assets				-------------
  Resulting from Operations 				$(17,420,563)
							-------------


The accompanying notes are an integral part of these financial statements.


-----------------------------------------------------------------
Managers U.S. Stock Market Plus Fund
Statement of Changes in Net Assets
For the fiscal years ended March 31,
-----------------------------------------------------------------



						Managers
					U.S. Stock Market Plus Fund
					---------------------------
					    2003 	    2002
					----------- 	-----------

Increase (Decrease) in Net Assets
From Operations:
---------------------------------
 Net investment income 			$ 1,799,048 	$ 4,548,243
 Net realized loss on investments 	(17,858,086) 	(11,201,762)
 Net unrealized appreciation (depreciation)
  of investments 			 (1,361,525) 	  7,149,077

Net increase (decrease) in net assets	------------	    -------
 resulting from operations 		(17,420,563) 	    495,558
					------------	    -------
Distributions to Shareholders:
------------------------------
 From net investment income 		 (2,087,575) 	 (9,128,793)
 Return of capital 			 (1,018,275) 		-
					 -----------	 -----------
Total distributions to shareholders 	 (3,105,850) 	 (9,128,793)
					 -----------	 -----------
From Capital Share Transactions:
--------------------------------
 Proceeds from sale of shares 		  4,606,825 	 10,277,404
 Net asset value of shares issued in
  connection with reinvestment of
  dividends and distributions 		  2,934,876 	  8,752,726
   Cost of shares repurchased 		(22,105,458) 	(33,779,709)
 Net decrease from capital
  share transactions 			(14,563,757) 	(14,749,579)
					------------	------------
 Total decrease in net assets 		(35,090,170) 	(23,382,814)
					------------	------------
Net Assets:
-----------
 Beginning of year 			 72,410,836 	 95,793,650

 End of year 				$37,320,666     $72,410,836
					------------	------------
 End of year (distributed in excess)/
  undistributed net investment income 	  $(593,501) 	 $1,370,108
					  ----------     ----------
Share Transactions:
-------------------
 Sale of shares 			    560,316 	    928,274
 Shares issued in connection with
  reinvestment of dividends and
   distributions 			    376,485 	    816,211
 Shares repurchased 			 (2,757,891) 	 (3,217,943)
					 -----------     -----------
Net decrease in shares 			 (1,821,090) 	 (1,473,458)
					 -----------     -----------


The accompanying notes are an integral part of these financial statements.


-----------------------------------------------------------------
Managers U.S. Stock Market Plus Fund
Financial Highlights
For a share outstanding throughout the fiscal years ended March 31,
-----------------------------------------------------------------

			2003 	2002 	2001 	2000 	1999
                        ------  ------  ------  ------  ------
Net Asset Value,
 Beginning of Year 	$10.37 	$11.33 	$16.02 	$16.78 	$16.86

Income from
 Investment Operations:
-----------------------
  Net investment income   0.19 	  0.59 	  1.00 	  0.88 	  0.69
  Net realized and
   unrealized gain (loss)
   on investments 	 (2.83)  (0.45)  (4.34)   1.38 	  1.76

 Total from investment	 ------	  ----	 ------   ----	  ----
  operations 		 (2.64)	  0.14 	 (3.34)   2.26 	  2.45
			 ------	  ----	 ------   ----	  ----
Less Distributions to
  Shareholders from:
---------------------
   Net investment income (0.33)  (1.10)  (0.30)  (0.98)  (0.62)
   Return of capital 	 (0.17)     - 	    - 	    - 	    -
   Net realized gain on
    investments 	    - 	    - 	 (1.05)  (2.04)  (1.91)

Total distributions to	 ------	 ------  ------  ------  ------
 shareholders 		 (0.50)  (1.10)  (1.35)  (3.02)  (2.53)
			 ------	 ------  ------  ------  ------
Net Asset Value,
 End of Year 		 $7.23 	$10.37 	$11.33  $16.02  $16.78
                         -----  ------	------	------	------

Total Return (a) 	(25.71)% 0.97% (22.47)% 14.91% 	17.17%

Ratio of net operating
 expenses to average net
 assets (b) 		   0.88% 0.88%    0.88%  0.88%   0.88%

Ratio of total expenses
 to average net assets 	 1.67%(c)1.54%(c)1.02%(c) 1.01%  1.04%

Ratio of net investment
 income to average net
 assets (a) 		 4.08% 	 5.25% 	 6.17% 	  5.47%  4.62%

Portfolio turnover 	  271% 	  598% 	  624% 	   442%   527%
Net assets at end of year
(000's omitted) 	$37,321 $72,411 $95,794 $191,375 $185,584
			------- ------- ------- -------- --------




(a) Total returns and net investment income would have been lower had certain expenses not been reduced.

(b) After expense offsets. (See Note 1(c) of "Notes to Financial
    Statements.")

(c) Includes interest expense for the fiscal years ended March
    31, 2003, 2002 and 2001 of 0.43%, 0.46% and 0.04%, respectively.
    (See Note 1(i) of "Notes to Financial Statements.")

-----------------------------------------------------------------
Managers U.S. Stock Market Plus Fund
Notes to Financial Statements
March 31, 2003
-----------------------------------------------------------------

(1) Summary of Significant Accounting Policies
----------------------------------------------
Managers Trust I ("Trust I" or the "Fund") is a no-load, open-end, management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Currently, Trust I is comprised of Managers U.S. Stock Market Plus Fund ("Stock Market Plus"). The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

(a) Valuation of Investments
----------------------------
Equity securities traded on a domestic or international securities exchange and over-the counter securities are valued at the last quoted sales price, or, lacking any sales, at the last quoted bid price. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented, by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments, having a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market. Investments in other regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed, stripped mortgage-backed, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities, various relationships between securities and yield to maturity in determining value. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures adopted by the Board of Trustees of the Trust.

(b) Security Transactions
-------------------------
Security transactions are accounted for as of trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

(c) Investment Income and Expenses
----------------------------------
Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. An expense that cannot be directly attributed to a particular Fund are apportioned among the Fund in the Trust, and in some cases other funds in the family, based upon their relative net assets or number of shareholders.
In addition, the Fund had a "balance credit" arrangement with State Street Bank ("SSB"), the Fund's custodian prior to August 5, 2002, whereby the Fund was credited with an interest factor equal to 75% of the nightly Fed Funds Rate for account balances left uninvested overnight. Beginning August 5, 2002, the Fund has an arrangement with the Bank of New York ("BNY") whereby the Fund is credited with an interest

-----------------------------------------------------------------
Notes to Financial Statements (continued)
-----------------------------------------------------------------
factor equal to 1% below the effective 90 day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged to the Fund. For the fiscal year ended March 31, 2003, the custodian expense was reduced under the SSB arrangement by $572.
The Managers Funds LLC (the "Investment Manager"), a subsidiary of Affiliated Managers Group, Inc. ("AMG"), has contractually agreed, through August 1, 2003, to waive its fees and/or bear expenses of the Fund to cause total operating expenses (excluding interest, taxes, brokerage and other extraordinary expenses) to not exceed the annual rate of 0.88% (the "Expense Agreement").
The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three years after the waiver or reimbursement and that such repayment would not cause the Fund's expenses as a percent of average net assets in any such future year to exceed 0.88%. At March 31, 2003, the cumulative amount of reimbursement is $174,725.

(d) Dividends and Distributions
-------------------------------
Dividends resulting from net investment income, if any, normally are declared and paid quarterly. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions of capital gains, if any, will be made on an annual basis in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, options, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. The tax character of distributions paid during the fiscal years ended March 31, 2003 and 2002 were as follows:




			   2003 	   2002
			-----------	-----------
Ordinary income 	$2,087,575 	$9,128,793
Short-term capital gains     - 		     -
Return of capital 	$1,018,275 	     -
			----------	----------
			$3,105,850 	$9,128,793
			----------	----------

As of March 31, 2003, the components of distributable earnings
(excluding unrealized appreciation/depreciation) on a tax basis consisted of:


Capital loss carryforward 	$69,904,066
Undistributed ordinary income 	      -



(e) Federal Taxes
-----------------
The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies.

(f) Capital Loss Carryovers
---------------------------
As of March 31, 2003, the Fund had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the chart below. These amounts may be used to offset realized capital gains, if any, through March 31, 2011.

-----------------------------------------------------------------
Notes to Financial Statements (continued)
-----------------------------------------------------------------


			   Capital Loss
	Fund		Carryover Amounts 	Expires Mar. 31,
------------------	------------------	----------------
Stock Market Plus 	$16,102,872 		   2009
			 36,304,053 		   2010
			 17,497,141 		   2011



(g) Capital Stock
-----------------
The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. At March 31, 2003, a certain unaffiliated shareholder, specifically an omnibus processing agent, held 45% of the outstanding shares of the Fund.

(h) Repurchase Agreements
-------------------------
The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund's custodian or at the Federal Reserve Bank.
If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(i) Reverse Repurchase Agreements
---------------------------------
A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in a segregated account with the custodian, and are marked to market daily. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a fund's use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

(j) Delayed Delivery Transactions and When-Issued Securities
------------------------------------------------------------
The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Fund's Statement of Assets and Liabilities under the caption Delayed delivery. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

-----------------------------------------------------------------
Notes to Financial Statements (continued)
-----------------------------------------------------------------

(k) Dollar Roll and Reverse Dollar Roll Agreements
--------------------------------------------------
A dollar roll is an agreement to sell securities for delivery in the current month and to repurchase substantially similar securities on a specified future date. During the roll period, principal and interest paid on these securities are not received. When a fund invests in a dollar roll, it is compensated by the difference between the current sales price and the forward price for the future purchase as well as by earnings on the cash proceeds of the initial sale. A reverse dollar roll is agreement to buy securities for delivery in the current month and to sell substantially similar securities on a specified future date, typically at a lower price. During the roll period, the Fund receives the principal and interest on the securities purchased in compensation for the cash invested in the transaction.

(l) Short Sales
---------------
A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market value of that security will decline. The Fund expects to engage in short sales as a form of hedging in order to shorten the overall duration of its portfolio and maintain portfolio flexibility. While a short sale may act as an effective hedge to reduce the market or interest rate risk of a portfolio, it may also result in losses, which can reduce the portfolio's total return.

(m) Futures Contracts Held or Issued for Purposes other than Trading
--------------------------------------------------------------------
The Fund uses interest-rate futures contracts for risk management purposes in order to reduce fluctuations in the Fund's net asset values relative to the Fund's targeted option-adjusted duration. On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Stock Market Plus had the following open futures contracts as of March 31, 2003:




			Number of 			Expiration 	Unrealized
	Type		Contracts 	Position 	Month 		Gain/(Loss)
--------------------	---------	--------	------------	-------------
10-Year U.S. Treasury 	   1 		Long 		June 2003 	$ (1,636)
2-Year U.S. Treasury      28 		Long 		June 2003 	   4,868
5-Year U.S. Treasury 	  58 		Long 		June 2003 	 (55,740)
15-Year U.S.
Treasury Bond 		  28 		Short 		June 2003 	  19,821
10-Year Interest Swap     15 		Short 		June 2003 	  12,225
3-Month Eurodollar 	 123 		Long 		June 2003-
							Sept. 2011 	 259,421
3-Month Eurodollar 	 283 		Short 		Sept. 2003-
							March 2009     (1,504,921)
								       ------------

							Total 	       (1,265,962)
								       ============


Futures transactions involve additional costs and may result in losses. The effective use of futures depends on the Fund's ability to close futures positions at times when the Fund's portfolio managers deem it desirable to do so. The use of futures also involves the risk of imperfect correlation among movements in the values of the securities underlying the futures purchased and sold by the Fund, of the futures contracts themselves, and of the securities that are the subject of a hedge.

-----------------------------------------------------------------
Notes to Financial Statements (continued)
-----------------------------------------------------------------

(n) Derivative Financial Instruments Held or Issued for Trading
     			Purposes
---------------------------------------------------------------
Stock Market Plus invests in futures contracts on the S&P 500 Index whose returns are expected to track movements in the S&P 500 Index.

Stock Market Plus had the following open futures contracts on the S&P 500 Index as of March 31, 2003:


Number of 			Expiration 	Unrealized
Contracts 	Position 	 Month 		Gain/(Loss)
---------	--------	----------	-----------
  111 		Long 		June 2003 	$(463,299)


(o) Assets Pledged to Cover Margin Requirements for Open Futures
			Positions
----------------------------------------------------------------
The aggregate market value of assets pledged to cover margin requirements for the open futures positions at March 31, 2003 is $2,055,123.

(p) Interest Rate Caps, Swap Contracts and Options
--------------------------------------------------
The Fund may enter into over-the-counter transactions involving interest rate caps, swap contracts, or purchase options to enter into such contracts, in order to manage interest rate risk. In an interest rate cap agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. An interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. Swap contracts represent an agreement between counter parties to exchange cash flows based on the difference between two rates applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Swaps do not involve the exchange of principal between the parties. Purchased options on swap contracts ("swaptions") give the holder the right, but not the obligation, to enter into a swap contract with the counter party which has written the option on a date, at an interest rate, and with a notional amount as specified in the swaption agreement. If the counter party to the swap transaction defaults, the Fund will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that swap or swaption contract counter parties will be able to meet their obligations under the contracts or that, in the event of default, the Fund will succeed in pursuing contractual remedies.
The Fund may thus assume the risk that payments owed the Fund under a swap or swaption contract will be delayed, or not received at all. During the term of the swap agreement or swaption, unrealized gains or losses are recorded as a result of "marking to market." When the swap agreement or swaption is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract, if any. In each of the contracts, the Fund pays a premium, to the counter party, in return for the swaption. These swaptions may be exercised by entering into a swap contract with the counter party only on the date specified in each contract.

(2) Agreements and Transactions with Affiliates
-----------------------------------------------
The Trust has entered into a Fund Management Agreement with the Investment Manager dated August 1, 2000. Under this agreement, the Investment Manager provides or oversees investment advisory and management services to the Fund. The Investment Manager selects sub-advisors for the Fund (subject to Trustee approval), and monitors the portfolio manager's investment programs and results. The Fund is distributed by Managers Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The

-----------------------------------------------------------------
Notes to Financial Statements (continued)
-----------------------------------------------------------------
Managers Funds LLC. The Fund's investment portfolio is currently managed by Smith Breeden Associates, Inc., pursuant to a Sub-Advisory Agreement by and between the Investment Manager on behalf of the Fund and Smith Breeden. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or MDI.

Investment advisory and management fees of 0.70% per annum are paid directly by the Fund to the Investment Manager based on average daily net assets.

The aggregate annual fee paid to each independent Trustee for serving as a Trustee for Managers Trust I and Trust II is $2,000. The Trustees fee expense shown in the financial statements represents the Fund's allocated portion of the total fees and expenses paid by the Trust for the fiscal year ended March 31, 2003.

(3) Purchases and Sales of Securities
-------------------------------------
Purchases and sales of securities, excluding short-term securities, for the fiscal year ended March 31, 2003 were as follows.



   Long-Term Securities		   U.s. Government Securities
   ------------------------	   --------------------------
  Purchases	Sales		  Purchases	Sales
  ----------	-----------	  ----------	-------------
  $172,928,822	$230,333,222	  $315,959	$4,513,852



(4) Portfolio Securities Loaned
-------------------------------
The Fund may participate in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral on all securities loaned are accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Earnings of such temporary cash investments are divided between BNY, as a fee for its services under the program, and the Fund loaning the security, according to agreed-upon rates.

(5) Risks Associated with Mortgage Related and Asset-backed
			Securities
-----------------------------------------------------------
Asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and therefore, potentially increasing the volatility of the Fund.

Prepayments may cause losses on securities purchased at a premium. At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value.

CMO's may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMO's may be guaranteed by the U.S.
government or its agencies or instrumentalities, these CMO's represent obligations solely of the private

-----------------------------------------------------------------
Notes to Financial Statements (continued)
-----------------------------------------------------------------
issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity. Prepayments could cause early retirement of CMO's. CMO's are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMO's may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMO's of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMO's, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and therefore, potentially increasing their volatility.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or "IO" class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) and the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the Fund's yield to maturity to the extent it invests in IO's. If the assets underlying the IO experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal only or "PO's" tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

(6) Pending Fund Reorganization
-------------------------------
At a meeting held on March 14, 2003, the Fund's Board of Trustees approved the reorganization of the Fund with First Quadrant Tax-Managed Equity Fund ("FQ" Fund"), a series of Managers AMG Funds. Consummation of the reorganization is contingent upon approval by the Fund's shareholders of proposals (the "Proposals") that would replace the Fund's current investment objectives, policies and advisory arrangements with investment objectives, policies and advisory arrangements substantially the same as those of FQ Fund. If Fund shareholders approve the Proposals, the surviving fund, following the reorganization, will operate under investment objectives, policies and advisory arrangements substantially the same as those currently in place for FQ Fund.

The Fund will provide a definitive proxy statement to shareholders prior to a special meeting of the Fund to consider the Proposals. Shareholders are urged to read the definitive proxy statement when it becomes available. It will contain important information regarding the Proposals.

In light of the proposed reorganization, effective March 18, 2003, the Fund no longer accepts investments to open new shareholder accounts. Shareholders may, however, continue to purchase and redeem shares in existing accounts.

-----------------------------------------------------------------
Report of Independent Accountants
-----------------------------------------------------------------
To the Trustees of Managers Trust I and the
Shareholders of Managers U.S. Stock Market Plus Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Managers U.S. Stock Market Plus Fund (constituting Managers Trust I, hereafter referred to as the "Fund"), at March 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Boston, Massachusetts
May 21, 2003

-----------------------------------------------------------------
Trustees and Officers
-----------------------------------------------------------------
The Trustees and Officers of the Trust, their business addresses, principal occupations for the past fiveyearsand dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Fund. The Trustees are experienced executives who meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with companies that provide services to the Funds, and review the Funds' performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 40 Richards Avenue, Norwalk, Connecticut 06854.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed for cause by the remaining Trustees; and (c) any Trustee may be removed by action of two-thirds of the outstanding shares of the Trust.

Independent Trustees
--------------------


		POSITION(S) HELD			NUMBER        OTHER
NAME		WITH TRUST AND	 PRINCIPAL OCCUPATIONS  OF FUNDS IN   DIRECTORSHIPS
AND DATE        LENGTH OF TIME	 DURING PAST 5 YEARS	FUND COMPLEX  HELD BY TRUSTEES
OF BIRTH	   SERVED	 			OVERSEEN BY
							 TRUSTEE*
-------------   ---------------- ---------------------  ------------- ---------------------------
Jack W.Aber	Trustee since 	 Professor of Finance,	     22	      Trustee of Appleton Growth
DOB: 9/9/37	2000		 Boston University 			Fund (1 portfolio);
				 School of Management		      Trustee of Third Avenue
				 (1972-Present)				Trust (4 portfolios);
								      Trustee of Third Avenue
								      Variable Trust (1 portfolio)
-------------   ---------------- ---------------------  ------------- ----------------------------
William E.	Trustee since	 President and Owner,	     22	      Trustee of Third Avenue
Chapman,II	2000		 Longboat Retirement			Trust (4 portfolios);
DOB: 9/23/41			 Planning Solutions		      Trustee of Third Avenue
				 (1998-Present);		      Variable Trust (1 portfolio)
				 Hewitt Associates,LLC
				 (part time)(provider
				 of Retirement and
				 Investment Education
				 Seminars); President,
				 Retirement Plans Group,
				 Kemper Funds (1990-1998)
-------------   ---------------- ---------------------- ------------- ---------------------------
Edward J.	Trustee since	 Partner, Hepburn Willcox     22      Trustee of Third Avenue
Kaier		2000		 Hamilton & Putnam (1977-	      Trust (4 portfolios);
DOB: 9/23/45			 Present)			      Trustee of Third Avenue
								      Variable Trust (1 portfolio)
-------------   ---------------- ---------------------- ------------- ---------------------------
Madeline H.	Trustee since 	 Member,Investment	      14		None
McWhinney	2000		 Committee, New Jersey
DOB :3/11/22			 Supreme Court (1990-
  				 Present); Member,
 				 Advisory Board on
				 Professional Ethics,
				 New Jersey Supreme
				 Court (1983-1998);
				 President, Dale, Elliott
				 & Company, Inc.
				 (Management Consultant)
				 (1977-1994)
-------------   ---------------- ---------------------- ------------- ---------------------------
Steven J. 	Trustee since	 Executive Vice President,    14      Trustee of Professionally
Paggioli	2000		 Secretary and Director, 	      Managed Portfolios
DOB:4/3/50			 Investment Company			  (19 portfolios)
				 Administration, LLC
				 (1990-2001); Trustee,
				 Professionally Managed
				 Portfolios, (1991-2001);
				 Consultant, formerly
				 Executive Vice President
				 and Director, The
				 Wadsworth Group (1986-
				 2001); Vice President,
				 Secretary and Director,
				 First Fund Distributors,
				 Inc.(1991-2001)
-------------   ---------------- ---------------------- ------------- ---------------------------
Eric Rakowski	Trustee since	 Professor, University of     22      Trustee of Third Avenue
DOB:6/5/58	2000		 California at Berkeley		      Trust (4 portfolios)
				 School of Law (1990-		      Director of Third Avenue
				 Present); Visiting 		      Variable Trust (1 portfolio)
				 Professor, Harvard Law
				 School (1998-1999)
-------------   ---------------- ---------------------- ------------- ---------------------------



-----------------------------------------------------------------
Trustees and Officers (continued)
-----------------------------------------------------------------



		POSITION(S) HELD			NUMBER        OTHER
NAME		WITH TRUST AND	 PRINCIPAL OCCUPATIONS  OF FUNDS IN   DIRECTORSHIPS
AND DATE        LENGTH OF TIME	 DURING PAST 5 YEARS	FUND COMPLEX  HELD BY TRUSTEES
OF BIRTH	   SERVED	 			OVERSEEN BY
							 TRUSTEE*
-------------   ---------------- ---------------------  ------------- ---------------------------
Thomas R.	Trustee since	 Professor of Finance, 	      14		None
Schneeweis	2000		 University of Massa-
DOB :5/10/47			 chusetts (1985-Present);
				 Managing Director,
				 CISDM at the University
				 of Massachusetts, (1994-
				 Present); President and
				 Chief Executive Officer,
				 Schneeweis Partners, LLC
				 (2001-Present)
-------------   ---------------- ---------------------- ------------- ---------------------------





Interested Trustees (1)
---------------------


		POSITION(S) HELD			NUMBER        OTHER
NAME		WITH TRUST AND	 PRINCIPAL OCCUPATIONS  OF FUNDS IN   DIRECTORSHIPS
AND DATE        LENGTH OF TIME	 DURING PAST 5 YEARS	FUND COMPLEX  HELD BY TRUSTEES
OF BIRTH	   SERVED	 			OVERSEEN BY
							 TRUSTEE*
-------------   ---------------- ---------------------  ------------- ---------------------------
Sean M.Healey	Trustee since	 President and Chief 	      22		None
DOB:5/9/61	2000		 Operating Officer,
				 Affiliated Managers
				 Group,Inc.(1999-Present);
			         Director,Affiliated
				 Managers Group,Inc.
				 (2001-Present);
				 Executive Vice President,
				 Affiliated Managers Group,
				 Inc.(1995-1999); Vice
				 President, Goldman, Sachs
				 & Company (1987-1995)
-------------   ---------------- ---------------------  ------------- ---------------------------
Peter M.	President since  President and Chief 	       22		None
Lebovitz	2000;		 Executive Officer,
DO :1/18/55	Trustee since 	 The Managers Funds
		2002		 LLC (1999-Present);
				 President, Managers
				 Distributors, Inc. (2000-
				 Present); Director of
				 Marketing, The Managers
				 Funds, LP (1994-1999);
				 Director of Marketing,
				 Hyperion Capital
				 Management, Inc. (1993-
				 1994); Senior Vice
				 President, Greenwich
				 Asset Mgmt.,Inc. (1989-
				 1993)
-------------   ---------------- ---------------------  ------------- ---------------------------





(1) The following Trustee are "interested persons" of the Trust within the meaning of the 1940 Act. Mr. Healeyis an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with, and interest in securities of, Affiliated Managers Group, Inc. Mr. Lebovitz is an interested person of the Trust within the meaningof the 1940 Act byvirtue of his positions with The ManagersFundsLLC and Managers Distributors, Inc.

-----------------------------------------------------------------
Trustees and Officers (continued)
-----------------------------------------------------------------


Officers
--------



		POSITION(S) HELD
NAME		WITH TRUST AND	 PRINCIPAL OCCUPATIONS
AND DATE        LENGTH OF TIME	 DURING PAST 5 YEARS
OF BIRTH	   SERVED

-------------   ---------------- --------------------------------------

Galan G.Daukas	Chief Financial	  Chief Operating Officer,The Managers
DOB:10/24/63	Office since 2002 Funds LLC (2002-Present); Chief Financial
				  Officer Managers AMG Funds, Managers Trust
				  Trust II and The Managers Funds;
				  Chief Operating Officer
				  and Chairman of the Management Committee,
				  Harbor Capital Management Co., Inc. (2000-
				  2002); Chief Operating Officer, Fleet
				  Investment Advisors (1992-2000)
-------------   ---------------- ---------------------------------------
Donald S. 	Treasurer and     Director, Finance and Planning, The
Rumery		Secretary since	  Managers Funds LLC,(1994-Present);
DOB:5/29/58	  2000 		  Treasurer and Chief Financial Officer,
				  Managers Distributors, Inc. (2000-Present);
				  Secretary and Treasurer, Managers Trust II;
				  and The Managers Funds; and
				  Treasurer of Managers AMG Funds
-------------   ---------------- --------------------------------------

MANAGERS
--------


Administrator
-------------
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

Distributor
-----------
Managers Distributors, Inc.
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

Custodian
---------
The Bank of New York
100 Church Street
New York, New York 10286

Legal Counsel
-------------
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109-2881

Transfer Agent
--------------
Boston Financial Data Services, Inc.
attn: The Managers Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

Trustees
--------
Jack W. Aber
William E. Chapman, II
Sean M. Healey
Edward J. Kaier
Peter M. Lebovitz
Madeline H. McWhinney
Steven J. Paggioli
Eric Rakowski
Thomas R. Schneeweis

The Managers Funds

Equity Funds:
-------------
VALUE FUND
 Armstrong Shaw Associates Inc.
 Osprey Partners Investment Mgmt., LLC
CAPITAL APPRECIATION FUND
 Essex Investment Management Co., LLC
 Holt-Smith & Yates Advisors, Inc.
SMALL COMPANY FUND
 Kalmar Investment Advisers, Inc.
SPECIAL EQUITY FUND
 Donald Smith & Co.
 Pilgrim Baxter & Associates, Ltd.
 Westport Asset Management, Inc.
 Kern Capital Management LLC
 Skyline Asset Management, L.P.
INTERNATIONAL EQUITY FUND
 Deutsche Asset Management
 Bernstein Investment Research and Management
 Mastholm Asset Management, L.L.C.
EMERGING MARKETS EQUITY FUND
 Rexiter Capital Management Limited
U.S. STOCK MARKET PLUS FUND
 Smith Breeden Associates, Inc.


Income Funds:
-------------
BOND FUND
 Loomis, Sayles & Co. L.P.
GLOBAL BOND FUND
 Loomis, Sayles & Co. L.P.
INTERMEDIATE DURATION
GOVERNMENT FUND
 Smith Breeden Associates, Inc.
INTERMEDIATE BOND FUND
 Loomis, Sayles & Co. L.P.
SHORT DURATION
GOVERNMENT FUND
 Smith Breeden Associates, Inc.
TOTAL RETURN BOND FUND
 Merganser Capital Management LP
MONEY MARKET FUND
 J.P. Morgan Fleming Asset Management (USA), Inc.


Managers AMG Funds

Equity Funds:
-------------
ESSEX AGGRESSIVE GROWTH FUND
 Essex Investment Management Company, LLC
FRONTIER GROWTH FUND
FRONTIER SMALL COMPANY VALUE FUND
 Frontier Capital Management Co., LLC
FIRST QUADRANT TAX-MANAGED EQUITY FUND
 First Quadrant, L.P.
RORER LARGE-CAP FUND
RORER MID-CAP FUND
 Rorer Asset Management, LLC
SYSTEMATIC VALUE FUND
 Systematic Financial Management, L.P.
BURRIDGE SMALL CAP GROWTH FUND
 The Burridge Group LLC


This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus, which is available by calling 1-800-835-3879. Distributed by
Managers Distributors, Inc., member NASD.


                      www.managersfunds.com
                       www.managersamg.com

ITEM 2.  CODE OF ETHICS
===============================================================
Not applicable pursuant to SEC Release No. 34-47262
(January 7, 2003).


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
===============================================================
Not applicable pursuant to SEC Release No. 34-47262
(January 7, 2003).


ITEMS 4-6.  [RESERVED]
===============================================================


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  [RESERVED]
===============================================================


ITEM 9.  CONTROLS AND PROCEDURES
===============================================================
(a)      Not applicable pursuant to SEC Release No. 34-47262
         (January 7, 2003).

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation.


ITEM 10. EXHIBITS
===============================================================
(a)      Not applicable pursuant to SEC Release No. 34-47262
         (January 7, 2003).

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

                             SIGNATURES
                             ----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST I


By:     /s/ Peter M. Lebovitz
        ----------------------------
        Peter M. Lebovitz, President


Date:   May 29, 2003
        --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Peter M. Lebovitz
        ----------------------------
	Peter M. Lebovitz, President


Date:   May 29, 2003
        --------------


By:     /s/ Galan G. Daukas
        ----------------------------------------
	Galan G. Daukas, Chief Financial Officer


Date:   May 29, 2003
        --------------